Inventories - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventories
Cost of inventories recognized as operating costs	¥ 231,780,000	¥ 209,833,000	¥ 148,988,000